RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
26. RELATED PARTY BALANCES AND TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019:

Name of related parties	Relationship with the Group
Xiao Shanglue	Founder and CEO of the Group
Hangzhou Yuepeng Trading Co., Ltd.	Ordinary shareholder of the Company, controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Lanlan Ltd	Ordinary shareholder of the Company, controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Small Ye Group	Controlled by Mr. Xiao Shanglue, Founder and CEO of the Group
Wuhan Dahong enterprise management partnership(LP)	Non-controlling interest
Hangzhou Jixi Internet Technology Co., Ltd. (“Jixi”)	An associate of the Group
Hangzhou Tianshi Technology Co., Ltd (“Tianshi”)	An associate of the Group
Zhangtaihe	An associate of the Group
Weixin	An associate of the Group
Siwei	An associate of the Group
Zhaomu	An associate of the Group
Bixin	An associate of the Group
Hangzhou Dianhua Technology Co., Ltd. (“Dianhua”)	An associate of the Group
Haomei	An associate of the Group
Ningbo Langfei Life Electric Co., Ltd. (“Langfei”)	An associate of the Group
Liumang Yike	An associate of the Group
Guangzhou Misili Personal Care Products Co., Ltd. (“Misili”)	An associate of the Group
Shanxi Yunnong Logistic Management Co., Ltd. (“Yunnong”)	An associate of the Group
Zhengdao	An associate of the Group
Details of related party balances and transactions as of December 31, 2017, 2018 and 2019 are as follows:
Advance to related parties and amounts due from related parties

	As of December 31,
	2018	2019
	RMB	RMB
Advance to related parties
Weixin		5,799

Amounts due from related parties
Wuhan Dahong enterprise management partnership(LP)	14	20
Xiao Shanglue	355	—
Jixi	—	1,011
Lanlan Ltd	8	—

	377	1,031

Total	377	6,830

Amounts due to related parties

	As of December 31,
	2018	2019
	RMB	RMB
Tianshi	5,557	179
Zhangtaihe	5,034	359
Weixin	70	100
Siwei	187	110
Zhaomu	597	4,888
Bixin	—	303
Dianhua	—	100
Haomei	—	455
Langfei	—	118
Liumang Yike	—	66
Misili	—	277
Yunnong	—	4,681
Zhengdao	—	5,997
Small Ye Group	—	663

	11,445	18,296

The Group believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length
transactions with third-party customers and vendors.
Transactions with related parties

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Payment on behalf of the related parties

Hangzhou Yuepeng Trading Co., Ltd.	100	—	—
Xiao Shanglue	—	588	—

	100	588	—

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Reimbursement for employee’s business related expenses

Xiao Shanglue	2,478	—	—

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Purchase of merchandise

Tianshi	—	39,776	25,295
Zhangtaihe	—	32,110	16,400
Weixin	—	36,958	79,309
Siwei	—	307	5,626
Zhaomu	—	469	103,269
Bixin	—	—	69,311
Zhengdao	—	—	31,418
Haomei	—	—	13,443
Misili	—	—	8,230
Yunnong	—	—	8,006
Langfei	—	—	3,507
Small Ye Group	—	—	3,097
Dianhua	—	—	420
Liumang Yike	—	—	11

	—	109,620	367,342

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
M arketplace service provided to related parties

Bixin	—	—	373
Liumang Yike	—	—	301
Siwei	—	—	91

	—	—	765